Investment In Operating Leases, Net (Investments In Operating Leases) (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Leases, Operating [Abstract]
Property Subject to or Available for Operating Lease, Gross	$ 20,211	$ 23,144
Property Subject to or Available for Operating Lease, Accumulated Depreciation	(3,940)	(3,634)
Property Subject to or Available for Operating Lease, Net	$ 16,271	$ 19,510